Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Disclosure of detailed information about inventories explanatory

At 31 December
(in USD million) 2023 2022
Crude oil 2,051 2,115
Petroleum products 380 451
Natural gas 54 127
Commodity inventories at the lower of cost and net

realisable value
2,485 2,693
Natural gas held for trading purposes measured

at fair value
810 1,994
Other 520 517
Total inventories 3,814 5,205